UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23166

(Investment Company Act File Number)

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC.

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and Address of Agent for Service)

(561) 484-7185

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2023

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2023

Semi-Annual Report

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.
(OPP)

RN

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	6
Statement of Assets and Liabilities	33
Statement of Operations	35
Statements of Changes in Net Assets Attributable to Common Shareholders	36
Statement of Cash Flows	37
Financial Highlights	40
Notes to Financial Statements	43
Dividend Reinvestment Plan	58
Additional Information	60
Consideration and Approval of Advisory and Sub-Advisory Agreements	61

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2023 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The RiverNorth/DoubleLine Strategic Opportunity Fund (“the Fund”) seeks to achieve its investment objective by allocating its Managed Assets among the three principal investment strategies described below:

Tactical Closed-End Fund Income Strategy: This strategy seeks to (i) generate returns through investments in closed-end funds, special purpose acquisition companies ("SPACs"), exchange-traded funds and business development companies (collectively, the “Underlying Funds”) that invest primarily in income-producing securities, and (ii) derive value from the discount and premium spreads associated with closed-end funds.

Opportunistic Income Strategy: This strategy seeks to generate attractive risk-adjusted returns through investments in fixed income instruments and other investments, including agency and non-agency residential mortgage-backed and other asset-backed securities, corporate bonds, municipal bonds, and real estate investment trusts. At least 50% of the Managed Assets allocated to this strategy is invested in mortgage-backed securities.

Alternative Credit Strategy: The Fund's alternative credit investments may be made through a combination of: (i) investing in loans to small and mid-sized companies (“SMEs”); (ii) investing in notes or other pass-through obligations issued by an alternative credit platform (or an affiliate) representing the right to receive the principal and interest payments on an alternative credit investment (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); or (iii) purchasing asset-backed securities representing ownership in a pool of alternative credit.

RiverNorth Capital Management, LLC (“RiverNorth” or the "Adviser") allocates the Fund’s Managed Assets among three principal strategies. RiverNorth manages the Tactical CEF Income Strategy and the Alternative Credit Strategy, DoubleLine Capital, LP ("DoubleLine") manages the Opportunistic Income Strategy.

RiverNorth determines which portion of the Fund’s assets is allocated to each strategy based on market conditions.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2023 (Unaudited)

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE PERIOD?

PERFORMANCE as of December 31, 2023

	Cumulative	Annualized
TOTAL RETURN(1)	6 Months	1 Year	3 Years(3)	5 Years(3)	Since Inception(2)(3)
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – NAV(4)	6.99%	11.65%	-1.69%	1.34%	2.04%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – Market(5)	5.44%	11.32%	-3.40%	0.99%	0.49%
Bloomberg U.S. Aggregate Bond Index(6)	3.37%	5.53%	-3.31%	1.10%	0.80%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on September 28, 2016.
(3)	Annualized.
(4)	Performance returns are net of management fees and other Fund expenses.
(5)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.
(6)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2023 is 2.23% (excluding interest on facility loan payable). Including interest on facility loan payable, the expense ratio is 2.23%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

Semi-Annual Report | December 31, 2023	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2023 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: OPP) of $20.00 on September 28, 2016 (commencement of operations) and tracking its progress through December 31, 2023.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2023 (Unaudited)

TOP TEN HOLDINGS* as of December 31, 2023

% of Net Assets
U.S. Treasury Bond, 4.75%, 11/15/2053	11.76%
State Street Institutional Trust (7 Day Yield 5.286%)	5.00%
U.S. Treasury Bond 4.50%, 11/15/2033	4.56%
Legacy Mortgage Asset Trust, 8.50%, 11/25/2059	2.84%
Western Asset High Income Opportunity Fund, Inc.	1.71%
PRPM 2022-5 LLC	1.64%
Government National Mortgage Association, 3.50%, 02/20/47	1.59%
Oaktree Specialty Lending Corp.	1.54%
Freddie Mac REMICS, 4.00%-5.79%, 12/15/40	1.50%
COLT 2021-4 Mortgage Loan Trust, 4.14%, 10/25/66	1.38%
33.52%

*	Holdings are subject to change and exclude short-term investments.

ASSET ALLOCATION as of December 31, 2023^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund and do not include derivatives.

Semi-Annual Report | December 31, 2023	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (6.71%)
128,670	Barings Global Short Duration High Yield Fund	$1,729,324
142,624	First Trust High Yield Opportunities 2027 Term Fund	1,986,752
242,919	Invesco Dynamic Credit Opportunity Fund	2,715,835
167,522	Nuveen AMT-Free Municipal Credit Income Fund	1,980,110
188,705	Nuveen Preferred Income Opportunities Fund	1,275,643
24,848	PGIM Global High Yield Fund, Inc.	282,273
72,184	PGIM Short Duration High Yield Opportunities Fund	1,082,760
981,990	Western Asset High Income Opportunity Fund, Inc.	3,790,482
TOTAL CLOSED-END FUNDS
(Cost $15,465,278)		14,843,179

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (2.79%)
$235,772	Air Methods Corp., First Lien - Initial Term Loan(a)	3M US L + 3.50%	04/22/24	$35,563
33,777	Air Methods Corporation TLB 1L(a)	6M US L + 0.00%	11/30/28	33,777
310,275	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M SOFR + 6.25%	10/08/28	261,174
415,000	Applied Systems, Inc., Second Lien - 2021 Term Loan(a)	3M SOFR + 6.75%	09/19/25	418,372
188,028	Astra Acquisition Corp., First Lien - Initial Term Loan	3M SOFR + 5.25%	10/22/28	122,610
679,837	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/29	329,721
95,000	Asurion LLC, Second Lien - New B-3 Term Loan(a)	1M US SOFR + 5.25%	01/31/28	90,804
287,355	Atlas Purchaser, Inc., First Lien - Initial Term Loan(a)	3M US L + 3.00%	05/18/28	171,575
227,365	Aveanna Healthcare LLC, Second Lien - Initial Term Loan(a)	3M SOFR + 7.00%	12/10/29	169,008
134,663	Bausch + Lomb Corp., First Lien (a)	1M SOFR + 4.00%	09/29/28	134,831
65,000	Blackhawk Network Holdings, Inc., Second Lien (a)	1M US SOFR + 7.00%	06/15/26	64,350
240,000	Boxer Parent Company Inc. TL 1L	3M SOFR + 4.25%	12/02/28	242,070
63,672	Bright Bidco BV, First Lien (a)	3M SOFR + 9.00%	10/31/27	22,657
245,000	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/26	246,087

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$530,000	Constant Contact, Inc., Second Lien - Initial Term Loan(a)	3M SOFR + 7.50%	02/12/29	$463,750
206,357	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan(a)	PRIME + 2.00%	05/01/24	131,297
295,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan(a)	1M US SOFR + 7.00%	02/19/29	269,925
250,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan(a)	1M US SOFR + 6.75%	03/30/29	226,666
175,981	Gulf Finance, LLC TL 1L	1M US SOFR + 6.75%	08/25/26	176,420
33,872	Lealand Finance Company B.V., First Lien - Take-Back Term Loan(a)	3M US L + 1.00%	06/30/25	14,170
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan(a)	1M US SOFR + 3.00%	06/28/24	1,691
250,000	LifePoint Health, Inc., First Lien (a)	3M CME TERM + 5.50%	11/16/28	249,463
152,625	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	3M SOFR + 7.25%	03/29/29	149,382
314,914	Minotaur Acquisition, Inc., First Lien - B Term Loan(a)	1M US SOFR + 4.75%	03/30/26	315,391
94,763	Olympus Water US Holding Corp, First Lien, First Lien	3M SOFR + 5.00%	11/08/28	95,434
138,934	Riverbed Technology LLC, TL	6M CME TERM + 2.50%	07/01/28	95,865
248,230	Think & Learn Private, Ltd., First Lien - B Term Loan	PRIME + 7.00%	11/05/26	90,811
453,944	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan(a)	3M SOFR + 7.26%	02/28/25	440,578
550,000	UKG, Inc. TL 2L	3M SOFR + 5.25%	05/03/27	552,112
188,588	Viad Corp, First Lien - Initial Term Loan(a)	3M US L + 5.00%	07/30/28	188,352

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$351,885	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan(a)	3M SOFR + 5.75%	06/22/26	$352,854
TOTAL BANK LOANS
(Cost $7,299,596)				6,156,760

Principal Amount/Description		Rate	Maturity	Value
SMALL BUSINESS LOANS (28.28%)
70,598,709	Square(b)(c)	4.91%	01/28/24-06/26/25	62,597,537
TOTAL SMALL BUSINESS LOANS
(Cost $67,440,467)				62,597,537

Shares/Description		Value
COMMON STOCKS (0.49%)
6,047	Envision Healthcare Corp.(d)	51,400
38,618	PERSHING SQUARE TONTINE HOLDIN(b)(d)	0
3,705	Riverbed Tech Class B-1 Partnership Units(d)	482
273,325	Saba Software, Inc.(d)	1,035,902
TOTAL COMMON STOCKS
(Cost $1,096,088)		1,087,784

Shares/Description		Value
SPECIAL PURPOSE ACQUISITION COMPANIES (0.18%)
1,789	Bright Bidco Equity (Dr)(d)	1,163
4,212	Intelsat SA/Luxembourg(d)	121,095
27,066	Screaming Eagle Acquisition Corp.(d)	286,899
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $497,423)		409,157

Shares/Description		Value
PREFERRED STOCKS (1.46%)
96,907	Crescent Capital BDC, Inc., 5.00%, 05/25/2026	2,267,624
39,726	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.50%, 03/31/2026	968,516
TOTAL PREFERRED STOCKS
(Cost $3,429,047)		3,236,140

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (8.52%)
$500,000	Apidos CLO XXIV(a)(e)	3M CME TERM SOFR + 6.06%	10/20/30	$472,972
500,000	Bain Capital Credit Clo 2019-3, Ltd.(a)(e)	3M CME TERM SOFR + 7.36%	10/21/34	468,731
500,000	Bain Capital Credit Clo 2019-4, Ltd.(a)(e)	3M SOFR + 3.63%	04/23/35	483,396
500,000	Bain Capital Credit CLO 2021-2, Ltd.(a)(e)	3M CME TERM SOFR + 3.41%	07/16/34	487,363
500,000	Bain Capital Credit CLO 2022-3, Ltd.(a)(e)	3M SOFR + 7.35%	07/17/35	477,541
500,000	Barings CLO, Ltd.(a)(e)	3M CME TERM SOFR + 6.08%	10/15/30	473,746
500,000	Canyon Capital CLO, Ltd.(a)(e)	3M CME TERM SOFR + 6.01%	07/15/31	467,091
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(e)	3M CME TERM SOFR + 5.61%	05/15/31	463,881
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(e)	3M CME TERM SOFR + 5.76%	10/15/30	467,977
1,000,000	Carlyle US CLO 2020-2, Ltd.(a)(e)	3M CME TERM SOFR + 6.96%	01/25/35	985,295
500,000	Carlyle US CLO 2021-1, Ltd.(a)(e)	3M CME TERM SOFR + 6.26%	04/15/34	491,584

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Carlyle US CLO 2023-3, Ltd.(a)(e)	3M CME TERM SOFR + 5.50%	10/15/36	$504,784
500,000	Chenango Park CLO, Ltd.(a)(e)	3M CME TERM SOFR + 6.06%	04/15/30	467,327
500,000	Fillmore Park CLO, Ltd.(a)(e)	3M CME TERM SOFR + 5.66%	07/15/30	484,693
1,000,000	Galaxy XIX CLO, Ltd.(a)(e)	3M CME TERM SOFR + 6.79%	07/24/30	943,471
500,000	Goldentree Loan Management US Clo 10, Ltd.(a)(e)	3M CME TERM SOFR + 6.46%	07/20/34	486,308
500,000	Goldentree Loan Management US CLO 3, Ltd.(a)(e)	3M CME TERM SOFR + 3.11%	04/20/30	493,562
500,000	Marble Point CLO XII, Ltd.(a)(e)	3M CME TERM SOFR + 3.26%	07/16/31	448,484
500,000	Milos CLO, Ltd.(a)(e)	3M CME TERM SOFR + 6.41%	10/20/30	479,026
500,000	Myers Park CLO, Ltd.(a)(e)	3M CME TERM SOFR + 5.76%	10/20/30	473,540
500,000	Neuberger Berman Loan Advisers CLO 37, Ltd.(a)(e)	3M CME TERM SOFR + 6.01%	07/20/31	492,605

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Neuberger Berman Loan Advisers CLO 42, Ltd.(a)(e)	3M CME TERM SOFR + 6.21%	07/16/35	$487,951
500,000	Neuberger Berman Loan Advisers Clo 44, Ltd.(a)(e)	3M CME TERM SOFR + 6.26%	10/16/34	490,805
500,000	Ocean Trails CLO V(a)(e)	3M CME TERM SOFR + 3.71%	10/13/31	440,361
500,000	REESE PARK CLO, Ltd.(a)(e)	3M CME TERM SOFR + 6.79%	10/15/34	489,128
500,000	Sound Point CLO XXVI, Ltd.(a)(e)	3M CME TERM SOFR + 7.12%	07/20/34	449,165
500,000	Sound Point CLO XXXII, Ltd.(a)(e)	3M CME TERM SOFR + 6.96%	10/25/34	410,849
500,000	THL Credit Wind River 2017-3 CLO, Ltd.(a)(e)	3M US L + 7.08%	04/15/35	466,570
1,000,000	THL Credit Wind River 2019-1 CLO, Ltd.(a)(e)	3M CME TERM SOFR + 3.71%	07/20/34	933,125
500,000	THL Credit Wind River CLO, Ltd.(a)(e)	3M CME TERM SOFR + 6.01%	07/15/30	457,249
500,000	Vibrant Clo III, Ltd.(a)(e)	3M CME TERM SOFR + 3.76%	10/20/31	470,403
500,000	Voya CLO 2019-1, Ltd.(a)(e)	3M CME TERM SOFR + 6.38%	04/15/31	477,121

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$1,000,000	Voya CLO 2022-3, Ltd.(a)(e)	3M CME TERM SOFR + 4.50%	10/20/36	$988,848
500,000	Voya CLO, Ltd.(a)(e)	3M CME TERM SOFR + 6.21%	07/14/31	370,658
500,000	Voya CLO, Ltd.(a)(e)	3M CME TERM SOFR + 5.51%	07/15/31	453,285
500,000	Webster Park CLO, Ltd.(a)(e)	3M CME TERM SOFR + 5.76%	07/20/30	469,732
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $19,549,847)				18,868,627

Shares/Description		Value
RIGHTS (0.01%)
36,781	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	7,724
35,646	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 01/29/2024	10,694
62,828	Globalink Investment, Inc., Strike Price $11.50, Expires 04/15/2024	1,885
63,000	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	6,300
TOTAL RIGHTS
(Cost $32,787)		26,603

Shares/Description		Value
WARRANTS (0.03%)
36,143	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 08/05/2026	542
27,203	Aeries Technology, Inc., Strike Price $11.50, Expires 10/20/2026	1,428
14,921	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	552
36,781	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	3,682
104,172	Beneficient, Strike Price $11.50, Expires 03/14/2028	1,042

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Shares/Description		Value
WARRANTS (continued)
7,421	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	$371
54,941	Blue Ocean Acquisition Corp., Strike Price $11.50, Expires 10/21/2028	1,099
29,843	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	895
11,642	Cardio Diagnostics Holdings, Inc., Strike Price $11.50, Expires 12/01/2026	2,025
24,051	Digital Health Acquisition Corp., Strike Price $11.50, Expires 11/04/2028	637
19,184	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	192
51,583	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	7,149
16,078	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	2,090
6,010	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 10/21/2026	121
30,063	Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	210
46,043	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	299
62,828	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	207
48,475	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	679
13,554	Infrared Cameras Holdings, Inc., Strike Price $11.50, Expires 09/01/2027	623
36,627	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	2,568
25,890	LAMF Global Ventures Corp. I, Strike Price $11.50, Expires 11/11/2026	647
6,063	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	121
12,037	Newcourt Acquisition Corp., Strike Price $11.50, Expires 04/12/2028	193
40,085	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	1,463
10,453	Onyx Acquisition Co. I, Strike Price $11.50, Expires 11/30/2028	209
6,744	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	169
23,875	Project Energy Reimagined Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	267
14,614	Roadzen, Inc., Strike Price $11.50, Expires 11/30/2028	1,022
1,188	Roth CH Acquisition Co., Strike Price $11.50, Expires 10/29/2028	30

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Shares/Description		Value
WARRANTS (continued)
29,444	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	$1,178
9,022	Screaming Eagle Acquisition Corp., Strike Price $11.50, Expires 12/15/2027	4,061
4,008	Semper Paratus Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	160
52,112	Sizzle Acquisition Corp., Strike Price $11.50, Expires 03/12/2026	4,691
63,913	SMX Security Matters PLC, Strike Price $253.00, Expires 03/07/2028	607
40,226	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	16,891
43,341	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2026	4,807
32,164	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/15/2028	335
5,889	TLGY Acquisition Corp., Strike Price $11.50, Expires 01/14/2028	91
24,725	Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	556
29,378	Vast Solar Pty, Ltd., Strike Price $11.50, Expires 06/29/2028	2,644
32,389	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	3,598
8,911	Zoomcar Holdings, Inc., Strike Price $11.50, Expires 07/01/2028	713
TOTAL WARRANTS
(Cost $268,734)		70,864

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS (14.97%)
Basic Materials (0.21%)
$85,000	ASP Unifrax Holdings, Inc.(e)	7.50%	09/30/29	43,353
100,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(e)	9.00%	07/01/28	95,740
400,000	Sasol Financing USA LLC	5.50%	03/18/31	337,343
				476,436
Communications (0.18%)
210,000	Embarq Corp Eq	8.00%	06/01/36	131,507
225,000	McGraw-Hill Education, Inc.(e)	5.75%	08/01/28	217,186
65,000	Newfold Digital Holdings Group, Inc.(e)	6.00%	02/15/29	49,175
				397,868
Consumer, Cyclical (0.32%)
160,000	Carnival Corp.(e)	7.63%	03/01/26	162,993
105,000	Dealer Tire LLC / DT Issuer LLC(e)	8.00%	02/01/28	104,072

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Consumer, Cyclical (continued)
$70,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(e)	5.88%	09/01/31	$54,686
75,000	SWF Escrow Issuer Corp.(e)	6.50%	10/01/29	53,982
50,000	TKC Holdings, Inc.(e)	10.50%	05/15/29	45,301
160,000	Viking Cruises, Ltd.(e)	9.13%	07/15/31	170,606
405,000	Wheel Pros, Inc.(e)	6.50%	05/15/29	124,031
				715,671
Consumer, Non-cyclical (0.15%)
270,000	Air Methods Corp.(e)(f)	8.00%	05/15/25	4,388
200,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(g)	4.38%	02/02/52	149,086
102,656	Pyxus Holdings, Inc.(e)	8.50%	12/31/27	65,700
50,000	Radiology Partners, Inc.(e)	9.25%	02/01/28	25,697
110,000	Triton Water Holdings, Inc.(e)	6.25%	04/01/29	95,939
				340,810
Energy (0.25%)
200,000	Kosmos Energy, Ltd.(g)	7.50%	03/01/28	182,295
135,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(e)	7.50%	02/01/26	136,458
250,000	SierraCol Energy Andina LLC(e)	6.00%	06/15/28	210,610
20,000	Venture Global LNG, Inc.(e)	8.38%	06/01/31	20,020
				549,383
Financial (13.69%)
1,360,000	Bain Capital Specialty Finance, Inc.	2.55%	10/13/26	1,228,844
130,000	BlackRock TCP Capital Corp.	3.90%	08/23/24	127,963
2,043,894	Blackstone Private Credit Fund	2.63%	12/15/26	1,852,553
800,000	Blackstone Private Credit Fund	3.25%	03/15/27	734,448
1,563,029	Blackstone Secured Lending Fund	2.85%	09/30/28	1,354,883
1,407,561	Blue Owl Capital Corp.	2.88%	06/11/28	1,236,947
610,631	Blue Owl Capital Corp.	3.40%	07/15/26	568,071
3,000,000	Blue Owl Capital Corp.	3.75%	07/22/25	2,874,810
222,000	Blue Owl Capital Corp. II(e)	4.63%	11/26/24	219,813
1,500,000	Blue Owl Capital Corp. III	3.13%	04/13/27	1,326,510
1,265,423	Blue Owl Credit Income Corp.	4.70%	02/08/27	1,196,520
1,000,000	Blue Owl Credit Income Corp.	5.50%	03/21/25	986,575
2,299,520	Blue Owl Credit Income Corp.	7.75%	09/16/27	2,372,920
3,000,000	Blue Owl Technology Finance Corp.(e)	6.75%	06/30/25	2,956,551
1,000,000	Franklin BSP Lending Corp.(e)	4.85%	12/15/24	973,410
1,045,000	FS KKR Capital Corp.	4.13%	02/01/25	1,019,333
2,700,000	Golub Capital BDC, Inc.	2.05%	02/15/27	2,372,371
562,873	Golub Capital BDC, Inc.	3.38%	04/15/24	558,573
3,300,000	Oaktree Specialty Lending Corp.	7.10%	02/15/29	3,406,901

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Financial (continued)
$3,109,106	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/26	$2,936,174
				30,304,170
Industrial (0.07%)
105,000	Artera Services LLC(e)	9.03%	12/04/25	99,427
20,000	Trident TPI Holdings, Inc.(e)	12.75%	12/31/28	21,425
50,000	Triumph Group, Inc.	7.75%	08/15/25	49,877
				170,729
Technology (0.08%)
270,000	Castle US Holding Corp.(e)	9.50%	02/15/28	140,663
45,000	Virtusa Corp.(e)	7.13%	12/15/28	38,661
				179,324
TOTAL U.S. CORPORATE BONDS
(Cost $33,426,957)				33,134,391

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (33.56%)
1,030,022	Alternative Loan Trust	6.50%	09/25/36	553,536
1,757,564	Alternative Loan Trust	5.75%	03/25/37	968,224
2,148,727	Alternative Loan Trust	6.00%	07/25/37	1,061,978
1,682,980	Alternative Loan Trust	6.25%	08/25/37	834,648
1,460,596	Alternative Loan Trust	5.50%	12/25/35	1,058,797
523,259	Alternative Loan Trust	5.50%	11/25/35	307,917
126,515	Alternative Loan Trust(a)	3.94%	12/25/35	114,941
1,464,371	Banc of America Funding Trust(a)	2.99%	05/20/36	1,166,106
739,882	Banc of America Mortgage Trust	6.00%	09/25/37	600,177
778,539	Bear Stearns ALT-A Trust(a)	4.28%	01/25/36	701,388
666,199	Bear Stearns ARM Trust(a)	3.91%	07/25/36	568,028
2,520,845	Chase Mortgage Finance Trust Series(a)	1M CME TERM SOFR + 0.71%	06/25/37	884,009
2,278,882	ChaseFlex Trust Series 2007-1	6.50%	02/25/37	796,298
1,152,768	CHL Mortgage Pass-Through Trust(a)	3.76%	03/25/37	926,392
2,012,736	CHL Mortgage Pass-Through Trust	5.75%	07/25/37	985,536
1,223,007	CHL Mortgage Pass-Through Trust(a)	1M CME TERM SOFR + 0.71%	03/25/35	1,056,430
78,287	Citigroup Mortgage Loan Trust(a)	4.15%	04/25/37	78,093
1,003,464	Citigroup Mortgage Loan Trust, Inc.(a)	4.86%	10/25/35	820,618
4,500,000	COLT 2021-4 Mortgage Loan Trust(a)(e)	4.14%	10/25/66	3,057,461

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$1,000,000	Connecticut Avenue Securities Trust 2021-R01(a)(e)	30D US SOFR + 6.00%	10/25/41	$1,026,474
2,000,000	Connecticut Avenue Securities Trust 2022-R02(a)(e)	30D US SOFR + 7.65%	01/25/27	2,116,314
1,000,000	Connecticut Avenue Securities Trust 2022-R03(a)(e)	30D US SOFR + 9.85%	03/25/42	1,130,848
1,500,000	Connecticut Avenue Securities Trust 2023-R06(a)(e)	30D US SOFR + 3.90%	07/25/43	1,554,375
610,678	CSFB Mortgage-Backed Pass-Through Certificates	5.50%	10/25/35	281,020
1,280,195	CSMC Mortgage-Backed Trust	6.00%	02/25/37	722,037
1,511,197	CSMC Mortgage-Backed Trust	6.75%	08/25/36	804,265
495,353	Fannie Mae REMICS(a)	7.62% - 1M US L	11/25/42	318,014
1,585,407	Fannie Mae REMICS(h)	0.00%	07/25/43	954,043
3,601,103	Fannie Mae REMICS(a)(i)	5.94% - 30D US SOFR	07/25/49	421,886
1,096,799	Fannie Mae REMICS(a)(i)	6.39% - 30D US SOFR	12/25/41	127,729
1,287,993	Fannie Mae REMICS(a)(i)	5.79% - 30D US SOFR	10/25/41	115,737
1,311,715	Fannie Mae REMICS(a)(i)	6.34% - 30D US SOFR	03/25/42	172,674
528,122	Federal Home Loan Mortgage Corp. REMICS(a)	4.05% - 1M US L	01/15/33	464,573
172,677	First Horizon Alternative Mortgage Securities Trust(a)	4.28%	10/25/35	143,469
3,460,173	Freddie Mac REMICS	4.00%	12/15/40	3,320,482
2,345,868	Freddie Mac REMICS(a)(i)	5.79% - 30D US SOFR	12/15/41	224,011
11,038,275	Freddie Mac REMICS(i)	2.00%	11/25/50	1,213,410
3,119,261	Freddie Mac REMICS(a)(i)	5.99% - 30D US SOFR	08/25/50	422,354

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$4,807,517	Freddie Mac REMICS(i)	3.00%	09/25/51	$791,089
2,000,000	Freddie Mac STACR REMIC Trust 2020-DNA6(a)(e)	30D US SOFR + 5.65%	12/25/50	2,164,583
1,700,000	Freddie Mac STACR REMIC Trust 2021-DNA1(a)(e)	30D US SOFR + 4.75%	01/25/51	1,740,933
1,250,000	Freddie Mac STACR REMIC Trust 2022-DNA1(a)(e)	30D US SOFR + 7.10%	01/25/42	1,295,951
2,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes(a)(e)	30D US SOFR + 6.00%	08/25/33	2,242,964
6,047,164	Government National Mortgage Association(a)(i)	0.55%	09/20/66	244,648
9,672,823	Government National Mortgage Association(a)(i)	1.10%	11/20/71	582,253
7,139,177	Government National Mortgage Association(a)(i)	3.70% - 30D US SOFR	09/20/51	217,065
12,800,563	Government National Mortgage Association(a)(i)	3M US L + 2.44%	06/20/51	174,583
3,324,500	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	01/20/51	467,795
5,940,581	Government National Mortgage Association(a)(i)	3.75% - 1M US L	11/20/50	174,458
3,129,161	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	10/20/50	449,037
5,434,781	Government National Mortgage Association(a)(i)	3.75% - 1M US L	10/20/50	230,114
6,413,895	Government National Mortgage Association(a)(i)	3.20% - 30D US SOFR	12/20/51	142,351
3,357,663	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	09/20/50	439,741
5,671,118	Government National Mortgage Association(a)(i)	0.98%	12/16/62	395,302

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$6,850,396	Government National Mortgage Association(a)(i)	0.09%	09/20/70	$442,509
5,421,389	Government National Mortgage Association(a)(i)	0.02%	11/20/70	390,170
6,978,986	Government National Mortgage Association(a)(i)	0.16%	06/20/70	471,560
7,329,009	Government National Mortgage Association(a)(i)	0.04%	11/20/69	287,176
3,825,673	Government National Mortgage Association	3.50%	02/20/47	3,521,012
3,260,311	Government National Mortgage Association(a)(i)	0.68%	09/16/58	107,053
6,996,292	Government National Mortgage Association(a)(i)	5.26% - 1M US SOFR	07/20/44	580,382
14,750,240	Government National Mortgage Association(a)(i)	2.65% - 30D US SOFR	01/20/52	188,095
1,700,000	Imperial Fund Mortgage Trust 2021-NQM3(a)(e)	4.14%	11/25/56	1,143,087
6,449,932	Legacy Mortgage Asset Trust(e)(j)	8.50%	11/25/59	6,289,216
1,395,279	Luminent Mortgage Trust(a)	1M CME TERM SOFR + 0.51%	05/25/36	1,074,927
706,986	Luminent Mortgage Trust(a)	1M CME TERM SOFR + 0.53%	05/25/36	617,411
1,685,616	Nomura Asset Acceptance Corp. Alternative Loan Trust(j)	5.69%	08/25/35	784,197
7,152,755	Nomura Asset Acceptance Corp. Alternative Loan Trust(a)	1M CME TERM SOFR + 0.65%	02/25/36	891,651
1,354,041	PR Mortgage Loan Trust(a)(e)	5.85%	10/25/49	1,247,734
1,252,178	RALI Series Trust(a)	6.38%	09/25/37	1,056,431
1,996,914	Residential Asset Securitization Trust	5.75%	02/25/36	777,475
1,764,723	Residential Asset Securitization Trust	6.00%	05/25/37	920,293
3,927,945	Residential Asset Securitization Trust 2005-A12	5.50%	11/25/35	2,283,134
1,232,259	RFMSI Trust	6.00%	09/25/36	912,998
637,184	RFMSI Trust(a)	4.74%	06/25/35	429,728

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$1,936,000	Spruce Hill Mortgage Loan Trust 2020-SH1(a)(e)	4.68%	01/28/50	$1,639,992
312,440	Structured Adjustable Rate Mortgage Loan Trust(a)	4.38%	12/25/35	279,582
1,332,800	Structured Adjustable Rate Mortgage Loan Trust(a)	4.98%	09/25/37	1,142,061
1,000,000	Verus Securitization Trust 2021-7(a)(e)	4.19%	10/25/66	677,882
780,046	WaMu Mortgage Pass-Through Certificates Trust(a)	4.55%	08/25/36	668,771
928,882	WaMu Mortgage Pass-Through Certificates Trust(a)	3.76%	03/25/37	813,288
903,758	WaMu Mortgage Pass-Through Certificates Trust(a)	4.45%	08/25/46	801,298
TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $98,157,120)				74,266,272

Principal Amount/Description		Rate	Maturity	Value
	U.S. GOVERNMENT BONDS AND NOTES (16.31%)
23,200,000	U.S. Treasury Bond	4.75%	11/15/53	26,022,062
9,600,000	U.S. Treasury Bond	4.50%	11/15/33	10,081,500
	TOTAL U.S. GOVERNMENT BONDS AND NOTES
	(Cost $33,251,573)			36,103,562

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS (5.46%)
Basic Materials (0.98%)
200,000	ABM Investama Tbk PT(e)	9.50%	08/05/26	191,576
200,000	Aris Mining Corp.(g)	6.88%	08/09/26	173,897
200,000	Aris Mining Corp.(g)	6.88%	08/09/26	173,897
300,000	Braskem Idesa SAPI(e)	6.99%	02/20/32	175,901
200,000	CAP SA(g)	3.90%	04/27/31	155,800
300,000	IAMGOLD Corp.(g)	5.75%	10/15/28	258,409
400,000	OCP SA(g)	5.13%	06/23/51	304,671
400,000	Unigel Luxembourg SA(f)(g)	8.75%	10/01/26	110,004
400,000	UPL Corp., Ltd.(a)(k)	5Y US TI + 3.87%	12/31/99	304,000
450,000	Vedanta Resources, Ltd.(g)	6.13%	08/09/24	299,657
				2,147,812
Communications (0.28%)
200,000	Alibaba Group Holding, Ltd.	3.25%	02/09/61	125,936

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Communications (continued)
$300,000	Alpha Holdings Escrow Shares(b)	0.00%	12/31/49	$–
300,000	Alpha Holdings Escrow Shares(b)	0.00%	12/31/49	–
200,000	CT Trust(g)	5.13%	02/03/32	175,011
435,000	Intelsat Escrow Shares(b)	0.00%	12/31/49	–
200,000	Millicom International Cellular SA(g)	4.45%	04/27/31	166,501
350,000	Oi SA(f)	10.00%	07/27/25	17,500
8,681	Oi SA(e)(l)	14.00%	09/07/24	8,681
23,997	Oi SA(e)(l)	14.00%	09/07/24	23,997
400,000	VTR Finance NV(g)	6.38%	07/15/28	104,724
				622,350
Consumer, Non-cyclical (0.86%)
177,500	Adani International Container Terminal Pvt, Ltd.(g)	3.00%	02/16/31	145,703
400,000	Adani Ports & Special Economic Zone, Ltd.(g)	5.00%	08/02/41	295,862
450,000	BRF SA(g)	5.75%	09/21/50	336,665
150,000	Camposol SA(e)	6.00%	02/03/27	104,559
150,000	Camposol SA(g)	6.00%	02/03/27	104,559
200,000	Coruripe Netherlands BV(g)	10.00%	02/10/27	153,750
175,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(e)(f)	6.13%	04/01/29	112,161
450,000	Frigorifico Concepcion SA(e)	7.70%	07/21/28	381,385
105,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(e)	7.00%	12/31/27	100,389
200,000	MARB BondCo PLC(g)	3.95%	01/29/31	162,585
				1,897,618
Energy (1.57%)
250,000	AI Candelaria Spain SA(e)	5.75%	06/15/33	194,110
126,000	AI Candelaria Spain SA(g)	5.75%	06/15/33	97,831
400,000	Canacol Energy, Ltd.(g)	5.75%	11/24/28	292,095
350,000	Cosan Overseas, Ltd.(k)	8.25%	12/31/49	349,042
350,000	Ecopetrol SA	5.88%	05/28/45	276,855
200,000	Ecopetrol SA	5.88%	11/02/51	151,547
255,000	Gran Tierra Energy, Inc.(e)	9.50%	10/15/29	224,128
579,751	MC Brazil Downstream Trading SARL(g)	7.25%	06/30/31	455,070
600,000	Petroleos del Peru SA(g)	5.63%	06/19/47	370,185
250,000	Petroleos Mexicanos	6.38%	01/23/45	163,174
150,000	Petroleos Mexicanos	6.75%	09/21/47	98,336
200,000	Thaioil Treasury Center Co., Ltd.(g)	3.75%	06/18/50	141,107
188,000	Tullow Oil PLC(e)	10.25%	05/15/26	167,940
176,085	UEP Penonome II SA(e)	6.50%	10/01/38	134,321
350,000	YPF SA(g)	7.00%	12/15/47	264,767

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Energy (continued)
$100,000	YPF SA(g)	8.50%	06/27/29	$92,714
				3,473,222
Financial (0.65%)
282,819	Alpha Holding SA de CV(e)(f)	9.00%	02/10/25	4,242
200,000	Banco Davivienda SA(a)(e)(k)	10Y US TI + 5.10%	12/31/49	143,250
200,000	Banco Davivienda SA(a)(g)(k)	10Y US TI + 5.10%	12/31/99	143,250
200,000	Banco GNB Sudameris SA(a)(e)	5Y US TI + 6.66%	04/16/31	167,870
150,000	Banco GNB Sudameris SA(a)(g)	5Y US TI + 6.66%	04/16/31	125,903
250,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(k)	10Y US TI + 5.03%	12/31/49	212,999
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(g)(k)	10Y US TI + 5.03%	12/31/49	170,400
200,000	Itau Unibanco Holding SA Island(a)(g)(k)	5Y US TI + 4.63%	12/31/49	176,085
140,000	Kawasan Industri Jababeka Tbk PT(e)(j)	7.50%	12/15/27	116,200
250,000	Mexarrend SAPI de CV(e)	10.25%	07/24/24	55,688
200,000	Operadora de Servicios Mega SA de CV Sofom ER(e)	8.25%	02/11/25	105,250
200,000	Ronshine China Holdings, Ltd.(f)	6.75%	08/05/24	4,700
250,000	Unifin Financiera SAB de CV(f)(g)(k)	8.88%	12/31/49	1,275
				1,427,112
Industrial (0.34%)
200,000	Cemex SAB de CV(a)(e)(k)	5Y US TI + 5.16%	12/31/99	213,250
200,000	Mexico City Airport Trust(g)	5.50%	07/31/47	172,867
400,000	Simpar Europe SA(g)	5.20%	01/26/31	346,930
				733,047
Utilities (0.80%)
200,000	Adani Electricity Mumbai, Ltd.(g)	3.87%	07/22/31	155,552
314,000	Adani Transmission Step-One, Ltd.(g)	4.25%	05/21/36	253,420
104,860	Empresa Electrica Cochrane SpA(g)	5.50%	05/14/27	99,481
300,000	Empresas Publicas de Medellin ESP(g)	4.38%	02/15/31	245,709
400,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA(g)	5.38%	12/30/30	312,853
321,840	LLPL Capital Pte, Ltd.(g)	6.88%	02/04/39	310,617
450,000	Minejesa Capital BV(g)	5.63%	08/10/37	395,389
				1,773,021
TOTAL FOREIGN CORPORATE BONDS
(Cost $14,535,514)				12,074,182

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (0.42%)
Government (0.42%)
$200,000	Colombia Government International Bond	4.13%	02/22/42	$143,589
200,000	Colombia Government International Bond	5.00%	06/15/45	155,873
200,000	Colombia Government International Bond	5.20%	05/15/49	156,893
200,000	Panama Government International Bond	3.87%	07/23/60	120,285
350,000	Republic of South Africa Government International Bond	5.65%	09/27/47	280,858
300,000	Ukraine Government International Bond(g)	7.25%	03/15/35	72,951
				930,449
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,308,388)				930,449

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (29.06%)
1,000,000	ACREC 2021-FL1, Ltd.(a)(e)	1M CME TERM SOFR + 2.76%	09/16/26	955,016
28,899	Affirm Asset Securitization Trust 2021-Z1(e)	0.00%	08/15/24	48,200
372,000	Alen 2021-ACEN Mortgage Trust(a)(e)	1M CME TERM SOFR + 4.11%	04/15/26	169,977
700,000	AMSR 2021-SFR3 Trust(e)	4.90%	10/17/26	606,623
1,550,000	AMSR 2021-SFR3 Trust(e)	5.88%	10/17/26	1,339,253
538,000	AREIT Trust(a)(e)	30D SOFR + 2.76%	09/16/36	484,036
730,000	BAMLL Commercial Mortgage Securities Trust(a)(e)	2.57%	03/15/34	714,563
400,000	BAMLL Commercial Mortgage Securities Trust 2018-DSNY(a)(e)	1M CME TERM SOFR + 0.90%	09/15/34	398,090

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$439,000	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10(a)	4.99%	05/15/26	$381,813
682,000	BBCMS Trust(a)(e)	1M CME TERM SOFR + 3.85%	07/15/37	624,885
421,950	BB-UBS Trust(a)(e)	3.68%	06/05/30	337,849
498,000	Benchmark 2018-B4 Mortgage Trust(a)(e)	2.91%	07/17/51	324,231
459,000	Benchmark 2019-B9 Mortgage Trust(a)	4.97%	01/15/29	344,195
546,000	Benchmark 2021-B31 Mortgage Trust(e)	2.25%	11/15/31	197,471
315,000	BF Mortgage Trust(a)(e)	1M CME TERM SOFR + 3.05%	12/15/35	161,243
1,714,724	Blackbird Capital Aircraft Lease Securitization, Ltd.(e)(j)	5.68%	12/16/41	1,506,843
500,000	Blue Stream Issuer LLC(e)	8.90%	05/20/53	470,499
321,000	BX Commercial Mortgage Trust(a)(e)	1M SOFR + 2.01%	04/15/34	316,852
325,000	BX Trust(a)(e)	4.08%	12/06/41	276,254
167,283	Carbon Capital VI Commercial Mortgage Trust(a)(e)	1M CME TERM SOFR + 2.96%	10/15/35	148,436
5,000	Carvana Auto Receivables Trust 2021-P2(e)	0.00%	05/10/28	1,171,138
1,250,000	Castlelake Aircraft Structured Trust(e)	0.00%	04/15/39	28,125
500,000	CIFC Funding 2019-III, Ltd.(a)(e)	3M CME TERM SOFR + 7.06%	10/16/34	502,704
500,000	CIFC Funding, Ltd.(a)(e)	3M CME TERM SOFR + 6.79%	07/15/34	504,444
138,000	Citigroup Commercial Mortgage Trust(e)	2.85%	02/12/49	55,181
475,000	Citigroup Commercial Mortgage Trust(a)(e)	3.50%	12/12/41	317,982

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$196,000	Citigroup Commercial Mortgage Trust(a)(e)	4.42%	02/12/48	$164,389
320,000	Citigroup Commercial Mortgage Trust 2019-SMRT(a)(e)	4.75%	01/10/36	319,463
1,500,000	Cologix Data Centers US Issuer LLC(e)	5.99%	12/28/26	1,251,954
878,000	COMM Mortgage Trust(a)(e)	1M US L + 2.18%	09/15/33	587,849
416,000	DBJPM 16-C1 Mortgage Trust(a)	3.33%	05/12/49	353,604
500,000	Dryden 37 Senior Loan Fund(a)(e)	3M CME TERM SOFR + 5.41%	01/15/31	418,215
500,000	Dryden 38 Senior Loan Fund(a)(e)	3M CME TERM SOFR + 5.86%	07/15/30	452,425
500,000	Dryden 40 Senior Loan Fund(a)(e)	3M CME TERM SOFR + 6.01%	08/15/31	436,674
16,506,949	Fannie Mae-Aces(a)(i)	0.67%	11/01/31	326,595
16,466,964	Fannie Mae-Aces(a)(i)	0.61%	02/25/29	235,236
15,500,977	Fannie Mae-Aces(a)(i)	0.35%	04/25/29	198,569
4,550,020	Fannie Mae-Aces(a)(i)	1.15%	03/25/31	257,553
15,835,980	Fannie Mae-Aces(a)(i)	0.87%	07/25/32	697,961
4,052,930	Fannie Mae-Aces(a)(i)	1.30%	09/25/30	187,223
5,639,192	Fannie Mae-Aces(a)(i)	0.52%	12/25/30	92,876
147,233,565	Fannie Mae-Aces(a)(i)	0.16%	07/25/31	658,090
33,145,472	Fannie Mae-Aces(a)(i)	0.21%	10/25/29	174,832
46,440,000	Fannie Mae-Aces(a)(i)	0.27%	05/25/30	472,620
700,000	FirstKey Homes 2020-SFR1 Trust(e)	4.28%	08/19/37	665,064
1,700,000	FMC GMSR Issuer Trust(a)(e)	4.36%	07/25/26	1,373,567
1,750,000	FMC GMSR Issuer Trust(a)(e)	4.44%	10/25/26	1,409,902
546,000	Fontainebleau Miami Beach Trust(a)(e)	3.96%	12/12/36	514,603
750,000	Freddie Mac Multifamily Structured Credit Risk(a)(e)	30D US SOFR + 3.75%	01/25/51	720,694
267,035	FREMF 2015-KF07 Mortgage Trust(a)(e)	30D US SOFR + 5.06%	02/25/25	264,149
266,080	FREMF 2016-KF25 Mortgage Trust(a)(e)	30D US SOFR + 5.11%	10/25/23	267,192

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$297,731	FREMF 2018-KF56 Mortgage Trust(a)(e)	30D US SOFR + 5.91%	11/25/28	$257,530
748,725	FREMF 2019-KF71 Mortgage Trust(a)(e)	30D US SOFR + 6.11%	10/25/29	713,612
1,200,000	FRTKL 2021-SFR1(e)	4.11%	09/17/26	1,047,476
500,000	FS Rialto 2022-FL5 Issuer LLC(a)(e)	1M CME TERM SOFR + 4.82%	06/19/37	487,175
5,760,641	Ginnie Mae Strip(i)	1.40%	09/16/45	432,803
5,351,718	Government National Mortgage Association(a)(i)	0.99%	05/16/63	365,414
3,468,573	Government National Mortgage Association(a)(i)	0.18%	09/16/53	18,524
1,100,000	Great Wolf Trust(a)(e)	1M US L + 3.13%	12/15/36	1,081,090
300,000	GS Mortgage Securities Corp. Trust 2018-RIVR(a)(e)	1M CME TERM SOFR + 1.85%	07/15/35	112,722
500,000	GS Mortgage Securities Corp. Trust 2021-ARDN(a)(e)	1M CME TERM SOFR + 6.05%	11/15/26	464,734
1,078,000	GS Mortgage Securities Trust(a)(e)	4.51%	11/10/47	771,468
655,000	GS Mortgage Securities Trust(a)(e)	1M US L + 3.92%	07/15/31	48,160
373,000	GS Mortgage Securities Trust 2015-GC28(a)(e)	4.45%	02/10/48	330,384
3,680,000	GS Mortgage Securities Trust 2021-GSA3(a)(e)(i)	1.53%	12/15/31	285,954
500,000	Highbridge Loan Management 4-2014, Ltd.(a)(e)	3M CME TERM SOFR + 5.81%	01/28/30	472,991
500,000	Highbridge Loan Management, Ltd.(a)(e)	3M SOFR + 5.36%	02/05/31	467,225
500,000	Hilton USA Trust 2016-SFP(e)	2.83%	11/05/35	401,814
300,000	IMT Trust 2017-APTS(a)(e)	3.50%	06/15/24	293,502
1,062,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(e)	3.36%	11/18/48	896,754

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$632,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(e)	3.80%	02/18/48	$390,621
148,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(e)	4.45%	05/05/32	142,331
136,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(e)	4.45%	05/05/32	131,814
130,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(e)	4.45%	05/05/32	126,396
111,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(e)	4.45%	05/05/32	108,264
411,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(e)	5.53%	02/15/46	162,256
109,000	JP Morgan Chase Commercial Mortgage Securities Trust(e)	4.34%	05/05/32	106,600
5,583,522	JPMBB Commercial Mortgage Securities Trust(a)(i)	1.00%	09/17/47	16,106
7,256,953	JPMBB Commercial Mortgage Securities Trust(a)(e)(i)	0.79%	08/17/46	247
372,000	JPMBB Commercial Mortgage Securities Trust 2014-C26(a)(e)	4.01%	12/15/24	302,716
1,000,000	KREF 2022-FL3, Ltd.(a)(e)	1M CME TERM SOFR + 2.80%	02/17/39	944,125
500,000	LCM Loan Income Fund I Income Note Issuer, Ltd.(a)(e)	3M CME TERM SOFR + 5.86%	07/16/31	378,807
500,000	LCM XIV LP(a)(e)	3M CME TERM SOFR + 5.76%	07/20/31	342,005
500,000	LCM XVII LP(a)(e)	3M CME TERM SOFR + 6.26%	10/15/31	362,671
375,000	LoanCore 2021-CRE5 Issuer, Ltd.(a)(e)	1M CME TERM SOFR + 2.46448%	07/15/36	355,517
335,000	LSTAR Commercial Mortgage Trust 2017-5(a)(e)	4.83%	03/10/27	220,965

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	27

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$650,000	Madison Park Funding XXXVIII, Ltd.(a)(e)	3M CME TERM SOFR + 6.26%	07/17/34	$635,678
750,000	MetroNet Infrastructure Issuer LLC(e)	8.01%	02/20/28	749,684
365,000	MFT Trust 2020-ABC(a)(e)	3.48%	02/10/30	125,579
751,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(a)(e)	3.00%	10/15/26	462,329

371,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34(e)	2.70%	10/15/27	228,481
372,000	Morgan Stanley Capital I Trust 2018-H4(e)	3.00%	12/15/28	246,664
454,000	Morgan Stanley Capital I Trust 2018-L1(a)	4.94%	10/15/28	367,769
707,570	New Century Home Equity Loan Trust(a)	1M CME TERM SOFR + 0.47%	05/25/36	696,461
1,000,000	Octagon 57, Ltd.(a)(e)	3M CME TERM SOFR + 6.86%	10/15/34	988,219
500,000	Octagon Investment Partners 26, Ltd.(a)(e)	3M CME TERM SOFR + 8.35%	07/15/30	369,608
500,000	Octagon Investment Partners 29, Ltd.(a)(e)	3M CME TERM SOFR + 7.51%	01/24/33	467,647
500,000	Octagon Investment Partners 40, Ltd.(a)(e)	3M CME TERM SOFR + 7.26%	01/20/35	458,867
500,000	Octagon Investment Partners 42, Ltd.(a)(e)	3M CME TERM SOFR + 7.01%	07/15/34	490,522
500,000	Octagon Investment Partners XVI, Ltd.(a)(e)	3M CME TERM SOFR + 6.01%	07/17/30	450,575

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	Octagon Investment Partners XXI, Ltd.(a)(e)	3M CME TERM SOFR + 7.26%	02/14/31	$480,526
500,000	Octagon Investment Partners XXII, Ltd.(a)(e)	3M CME TERM SOFR + 2.16%	01/22/30	498,748
500,000	OHA Credit Funding 3, Ltd.(a)(e)	3M CME TERM SOFR + 6.51%	07/02/35	505,107
800,000	Pagaya AI Debt Selection Trust 2021-5(e)	0.00%	08/15/29	74,571
587,213	PAGAYA AI Debt Trust 2022-2(a)(e)	5.37%	01/15/30	583,706
749,994	Pagaya AI Debt Trust 2023-5(e)	9.10%	04/15/31	765,758
1,800,000	Progress Residential 2021-SFR8 Trust(e)	4.00%	10/17/26	1,572,218
1,800,000	Progress Residential Trust(e)	4.00%	07/17/26	1,595,262
3,629,797	PRPM 2022-5 LLC(e)(j)	6.90%	09/27/27	3,637,973
500,000	RR 1 LLC(a)(e)	3M CME TERM SOFR + 6.61161%	07/15/35	482,358
500,000	RR 6, Ltd.(a)(e)	3M CME TERM SOFR + 6.11%	04/15/36	467,050
927,725	SMR 2022-IND Mortgage Trust(a)(e)	1M SOFR + 7.50%	02/15/24	777,970
50,000	Sofi Professional Loan Program Trust(e)	0.00%	01/25/48	439,949
500,000	Trimaran CAVU, Ltd.(a)(e)	3M CME TERM SOFR + 4.98%	11/26/32	499,881
446,000	UBS Commercial Mortgage Trust(a)	4.84%	02/15/28	371,449
333,000	UBS-Barclays Commercial Mortgage Trust(a)(e)	4.08%	03/12/46	211,518
300,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(a)(e)	4.08%	03/12/46	234,656
735,000	Upstart Pass-Through Trust Series 2021-ST8(e)	0.00%	10/20/29	237,125
1,000	Upstart Securitization Trust 2021-2	0.00%	06/20/31	51,179

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	29

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$440,481	VMC Finance LLC(a)(e)	1M CME TERM SOFR + 2.76%	09/15/36	$421,988
1,200,000	VOLT XCVI LLC(e)(j)	4.83%	03/27/51	1,055,522
10,233,079	Washington Mutural Asset-Backed Certificates WMABS Series 2007-HE2 Trust(a)	1M CME TERM SOFR + 0.44%	02/25/37	2,901,105
595,767	WAVE LLC(e)	7.00%	09/15/44	81,937
332,000	Wells Fargo Commercial Mortgage Trust(e)	3.12%	03/15/59	240,039
500,000	Wells Fargo Commercial Mortgage Trust 2018-C45	4.73%	06/15/28	441,464
1,175,593	Willis Engine Structured Trust VI(e)	7.39%	05/15/46	967,539
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $76,562,664)				64,262,656

Shares/Description		Value
SHORT-TERM INVESTMENTS (5.00%)
11,070,652	State Street Institutional Trust (7 Day Yield 5.286%)	$11,070,652

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,070,652)		11,070,652

TOTAL INVESTMENTS (153.25%)
(Cost $383,392,135)		$339,138,815

Series A Cumulative Perpetual Preferred Shares (-27.11%)		(60,000,000)
Series B Cumulative Perpetual Preferred Shares (-27.11%)		(60,000,000)
Other Assets In Excess Of Liabilities (0.97%)		2,154,536
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$221,293,351

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

3M US L - 3 Month LIBOR as of December 31, 2023 was 5.59%

6M US L - 6 Month LIBOR as of December 31, 2023 was 5.59%

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

30D US SOFR - 30 Day SOFR as of December 31, 2023 was 5.34%

1M US SOFR - 1 Month SOFR as of December 31, 2023 was 5.35%

3M US SOFR - 3 Month SOFR as of December 31, 2023 was 5.33%

1M US L - 1 Month LIBOR as of December 31, 2023 was 5.47%

5Y US TI - 5 Year US Treasury Index as of December 31, 2023 was 3.84%

10Y US TI - 10 Year US Treasury Index as of December 31, 2023 was 3.88%

PRIME - US Prime Rate as of December 31, 2023 was 8.50%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See Note 2 to the financial statements for additional information.
(c)	Past-due loan. A loan is deemed past-due at December 31, 2023, if the loan borrower has not made its required payment as of the most recent due date. As of December 31, 2023, $1,766,910 of whole loans were past due, which represents 0.80% of net assets
(d)	Non-income producing security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933 as amended. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $109,383,439, which represents 49.43% of net assets as of December 31, 2023.
(f)	Security is currently in default.
(g)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of December 31, 2023, the aggregate fair value of those securities was $8,149,526, representing 3.68% of net assets.
(h)	Issued with a zero coupon.
(i)	Interest only securities.
(j)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2023.
(k)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(l)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	31

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2023 (Unaudited)

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
10-Yr U.S. Treasury Note Futures	130	March 2024	$15,342,031	$667,669
			$15,342,031	$667,669

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Assets and Liabilities	December 31, 2023 (Unaudited)

ASSETS:
Investments in securities:
At cost	$383,392,135
At value	$339,138,815

Cash	128,409
Receivable for principal repayments	385,377
Deposit with broker for futures contracts	411,093
Foreign currency, at value (Cost $10)	10
Receivable for investments sold	2,333,762
Interest receivable	2,534,950
Dividends receivable	103,060
Deferred offering costs	17,088
Prepaid and other assets	33,236
Total Assets	345,085,800

LIABILITIES:
Variation margin payable	33,281
Line of credit fees payable	8,611
Dividend payable - Series A Cumulative Perpetual Preferred Shares	328,125
Dividend payable - Series B Cumulative Perpetual Preferred Shares	356,250
Payable for investments purchased	2,499,650
Payable to Adviser	286,585
Payable to fund accounting and administration	100,152
Payable to transfer agency	6,280
Payable to Directors	1,060
Payable for compliance fees	12,514
Payable for custodian fees	12,345
Payable for audit fees	38,395
Other payables	109,201
Total Liabilities	3,792,449
Cumulative Perpetual Preferred Shares, $0.0001 par value per share, 4,930,000 of shares authorized
Series A Cumulative Perpetual Preferred Shares (4.375%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Series B Cumulative Perpetual Preferred Shares (4.75%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Net Assets Attributable to Common Shareholders	$221,293,351

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS CONSIST OF:
Paid-in capital	$301,549,875
Total distributable earnings	(80,256,524)
Net Assets Attributable to Common Shareholders	$221,293,351

PRICING OF SHARES:
Net Assets Attributable to Common Shareholders	$221,293,351

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	33

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Assets and Liabilities	December 31, 2023 (Unaudited)

Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	22,971,194
Net asset value per share Attributable to Common Shareholders	$9.63

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Operations	For the Six Months Ended December 31, 2023 (Unaudited)

INVESTMENT INCOME:
Interest	$12,126,666
Dividends	1,598,820
Other Income	8,952
Total Investment Income	13,734,438

EXPENSES:
Investment Adviser fee	1,682,365
Accounting and Administration fees	207,660
Printing expenses	96,425
Shareholder servicing expenses	84,903
Director expenses	60,038
Legal expenses	58,280
Audit expenses	48,104
Transfer agent expenses	41,518
Interest expense on loan payable	33,333
Custodian fees	15,016
Compliance expense	14,515
Offering expenses	14,324
Listing expense	14,233
Insurance fee	2,084
Other expenses	35,930
Total Expenses	2,408,728
Net Investment Income	11,325,710

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(13,164,556)
Futures contracts	(929,959)
Net realized loss	(14,094,515)
Net change in unrealized appreciation/depreciation on:
Investments	19,444,660
Futures contracts	768,542
Net change in unrealized appreciation/depreciation	20,213,202
Net Realized and Unrealized Gain on Investments	6,118,687
Dividends to Series A Cumulative Perpetual Preferred Shares	(1,312,524)
Dividends to Series B Cumulative Perpetual Preferred Shares	(1,425,012)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$14,706,861

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	35

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statements of Changes in Net Assets Attributable to Common Shareholders

	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS
ATTRIBUTABLE TO COMMON SHAREHOLDERS FROM
OPERATIONS:
Net investment income	$11,325,710	$21,517,833
Net realized loss	(14,094,515)	(6,667,210)
Net change in unrealized appreciation/depreciation	20,213,202	(9,087,794)
Net increase in net assets resulting from operations	17,444,397	5,762,829
Distributions to Series A Preferred Shareholders	(1,312,524)	(2,625,024)
Distributions to Series B Preferred Shareholders	(1,425,012)	(2,850,012)
Net increase in net assets attributable to common shareholders resulting from operations	14,706,861	287,793

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings	(14,072,153)	(19,920,570)
From tax return of capital	–	(12,963,911)
Net decrease in net assets attributable to common shareholders from distributions to common shareholders	(14,072,153)	(32,884,481)

COMMON SHARE TRANSACTIONS:
Proceeds from common shares sold, net of offering costs	–	33,999,204
Reinvestment of distributions	–	133,143
Net increase in net assets attributable to common shareholders from capital share transactions	–	34,132,347

Net Increase in Net Assets attributable to common shareholders	634,708	1,535,659

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Beginning of period	220,658,643	219,122,984
End of period	$221,293,351	$220,658,643

OTHER INFORMATION:
Common Share Transactions:
Common Shares outstanding - beginning of period	22,971,194	19,443,627
Common Shares sold	–	3,515,805
Common Shares issued in reinvestment of distributions	–	11,762
Common Shares outstanding - end of period	22,971,194	22,971,194

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$17,444,397
Adjustments to reconcile net increase in net assets attributable to common shareholders from operations to net cash used in operating activities:
Purchases of investment securities	(147,141,932)
Proceeds from disposition on investment securities	137,195,021
Amortization of premium and accretion of discount on investments, net	510,229
Net proceeds from short-term investment securities	14,796,906
Net realized (gain)/loss on:
Investments	13,164,556
Net change in unrealized appreciation/depreciation on:
Investments	(19,444,660)
(Increase)/Decrease in assets:
Interest receivable	(188,930)
Dividends receivable	(15,528)
Variation margin receivable on futures contracts	37,105
Deferred offering costs	(4,207)
Receivable for principal repayments	173,821
Prepaid and other assets	16,317
Increase/(Decrease) in liabilities:
Variation margin payable	33,281
Payable for shareholder servicing	(28,063)
Line of credit fees payable	8,611
Payable to transfer agency	(220)
Payable to Adviser	5,885
Payable to fund accounting and administration fees	21,818
Payable to Directors	1,060
Payable for audit fees	(21,396)
Payable for compliance fees	4,390
Payable for Custodian fees	4,629
Other payables	(55,025)
Net cash provided by operating activities	$16,518,065

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to common shareholders	$(14,072,153)
Cash distributions paid to preferred shareholders	(2,737,536)
Net cash used in financing activities	$(16,809,689)

Net decrease in cash and restricted cash	$(291,624)
Cash and restricted cash, beginning of period	$831,136
Cash and restricted cash, end of period	$539,512

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	37

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2023 (Unaudited)

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense and fees for line of credit	$33,333

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities:
Cash	$443,622
Deposit with broker for futures contracts	$387,504

Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities:
Cash	$128,419
Deposit with broker for futures contracts	$411,093

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss)(b)
Total income/(loss) from investment operations
Less distributions to common shareholders:
From net investment income
From tax return of capital
Total distributions to common shareholders
Less distributions to preferred shareholders:
From net investment income(c)
Total distributions to preferred shareholders
Common share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total common share transactions

Preferred Share issuance and offering costs charged to paid-in capital
Total preferred share transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(f)
Total Return - Market Price(f)
Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets(h)(i)
Ratio of net investment income
Portfolio turnover rate
Loan payable (in thousands)
Asset coverage per $1,000 of loan payable(k)
Cumulative Perpetual Preferred Stock (in thousands)
Asset coverage of Cumulative Perpetual Preferred Stock(l)

Involuntary liquidating preference per unit of Series A Cumulative Preferred Stock

Average market value per unit of Series A Cumulative Preferred Stock

Involuntary liquidating preference per unit of Series B Cumulative Preferred Stock

Average market value per unit of Series B Cumulative Preferred Stock

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022		For the Year Ended June 30, 2021		For the Year Ended June 30, 2020		For the Year Ended June 30, 2019
$9.61		$11.27	$15.17		$14.91		$18.09		$18.75

0.49		0.97	0.87		0.92		0.95		0.94
0.26		(0.78)	(2.49)		1.73		(1.72)		0.40
0.75		0.19	(1.62)		2.65		(0.77)		1.34

(0.61)		(0.91)	(0.81)		(1.02)		(1.11)		(1.18)
–		(0.59)	(1.03)		(1.01)		(1.07)		(0.82)
(0.61)		(1.50)	(1.84)		(2.03)		(2.18)		(2.00)

(0.12)		(0.25)	(0.24)		(0.13)		–		–
(0.12)		(0.25)	(0.24)		(0.13)		–		–

–		(0.10)	(0.06	)(d)	(0.05	)(d)	(0.22	)(d)	–
–		–	(0.01)		0.00	(e)	(0.01)		–
–		(0.10)	(0.07)		(0.05)		(0.23)		–

–		–	(0.13)		(0.18)		–		–
–		–	(0.13)		(0.18)		–		–
0.02		(1.66)	(3.90)		0.26		(3.18)		(0.66)
$9.63		$9.61	$11.27		$15.17		$14.91		$18.09
$8.36		$8.54	$10.89		$15.58		$13.91		$17.06
6.99	%(g)	(1.26%)	(14.82%)		16.88%		(5.31%)		7.78%
5.44	%(g)	(7.92%)	(19.86%)		28.67%		(6.33%)		8.50%

$221,293		$220,659	$219,123		$224,826		$199,510		$199,213
2.23	%(j)	2.22%	1.93%		2.10%		2.84%		3.16%
10.50	%(j)	9.61%	6.32%		6.15%		5.73%		5.17%
41	%(g)	75%	44%		54%		43%		27%
$–		$–	$–		$21,000		$65,500		$73,500
–		–	–		14,563		4,046		3,711
$120,000		$120,000	$120,000		$60,000		$–		$–
71		71	71		119		–		–

25.00		25.00	25.00		25.00		–		–

17.92		18.59	22.98		24.44		–		–

25.00		25.00	25.00		–		–		–

19.47		19.64	22.93		–		–		–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2023	41

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying closed-end funds in which the Fund invests. The ratio does not include net investment income of the closed-end funds in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Represents the impact of the Fund’s rights offering of 3,508,633 in September 2022, 2,926,441 in October 2021 and 472,995 shares in October 2020 and 2,371,081 shares in December 2019 at a subscription price per share based on a formula. For more details please refer to Note 10 of the Notes to Financial Statements.
(e)	Less than $0.005 per share.
(f)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.
(g)	Not annualized.
(h)	Includes interest expenses, as applicable, of 0.00% for the six months ended December 31, 2023, 0.00% for the year ended June 30, 2023, 0.05% for the year ended June 30, 2022, 0.21% for the year ended June 30, 2021, 0.91% for the year ended June 30, 2020 and 1.23% for the year ended June 30, 2019.
(i)	Does not include expenses of the closed-end funds in which the Fund invests.
(j)	Annualized.
(k)	Calculated by subtracting the Fund’s total liabilities not represented by senior securities from the Fund’s total assets and dividing by the aggregate amount of the Fund’s senior securities representing indebtedness outstanding, and multiplying by $1,000.
(l)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among three principal strategies: Tactical Closed End Fund Income Strategy, Alternative Credit Strategy and Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2023.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Semi-Annual Report | December 31, 2023	43

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Cash Balance: The Fund places its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. The Fund's credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. Management monitors the financial institutions' creditworthiness in conjunction with balances on deposit to minimize risk. The Fund from time to time may have amounts on deposit in excess of the insured limits.

Preferred Stock: In accordance with ASC 480-10-25, the Fund's Series A and Series B Cumulative Perpetual preferred shares have been classified as equity on the Statement of Assets and Liabilities. Refer to "Note 9. Cumulative Perpetual Preferred Stock" for further details.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Fund invests in closed-end funds, each of which has its own investment risks. Those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one closed end fund than in another, the Fund will have greater exposure to the risks of that closed end fund.

Common Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) every day the NYSE is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund has been treated as, and intends to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

As of and during the six months ended December 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended December 31, 2023, the Fund did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to common shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values (“NAV”) per common share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a common shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Board approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders, stated in terms of a rate equal to 12.5% of the average of the Fund’s NAV per common share for the final five trading days of the previous calendar year. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.1021 per common share for the six months ended December 31, 2023.

Previously, the Board approved the adoption of a managed distribution plan in accordance with a Section 19(b) exemptive order whereby the Fund made monthly distributions to common shareholders set at a fixed monthly rate.

Distributions to holders of cumulative perpetual preferred stock are accrued on a daily basis as described in Note 9.

Semi-Annual Report | December 31, 2023	45

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as the Fund's valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, non-agency collateralized mortgage obligations, U.S. Government/ Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Small business loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all small business loans are fair valued as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board and subject to the Board’s oversight. The Fund's holdings in small business loans are fair valued daily by the Adviser using a discounted cash flow methodology. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a small business loan would generate over time. In general, the primary inputs of fair value in the small business loan valuation model are expected future default rates, prepayment rates, and the discount rate applied. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, and of sufficient credit quality are valued by using the amortized cost method of valuation. These securities will be classified as Level 2 securities.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

Semi-Annual Report | December 31, 2023	47

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

The following is a summary of the inputs used at December 31, 2023 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$14,843,179	$–	$–	$14,843,179
Bank Loans	–	6,156,760	–	6,156,760
Small Business Loans	$–	$–	$62,597,537	$62,597,537
Special Purpose Acquisition Companies	286,899	122,258	–	409,157
Common Stocks	1,035,902	51,882	–	1,087,784
Rights	26,603	–	–	26,603
Warrants	70,864	–	–	70,864
Preferred Stocks	3,236,140	–	–	3,236,140
Collateralized Loan Obligations	–	18,868,627	–	18,868,627
U.S. Corporate Bonds	–	33,134,391	–	33,134,391
U.S. Government / Agency Mortgage Backed Securities	–	74,266,272	–	74,266,272
U.S. Government Bonds and Notes	–	36,103,562	–	36,103,562
Foreign Corporate Bonds	–	12,074,182	–	12,074,182
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	930,449	–	930,449
Non-Agency Collateralized Mortgage Obligations	–	64,262,656	–	64,262,656
Short-Term Investments	11,070,652	–	–	11,070,652
Total	$30,570,239	$245,971,039	$62,597,537	$339,138,815
Other Financial Instruments**
Assets:
Future Contracts	$667,669	$–	$–	$667,669
Total	$667,669	$–	$–	$667,669

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

Semi-Annual Report | December 31, 2023	49

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2023	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation /Deperciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2023	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2023
Small Business Loan	$52,824,728	$–	$–	$(18,116)	$(2,183,471)	$78,440,345	$(66,465,949)	$–	$–	$62,597,537	$(1,733,517)
	$52,824,728	$–	$–	$(18,116)	$(2,183,471)	$78,440,345	$(66,465,949)	$–	$–	$62,597,537	$(1,733,517)

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2023:

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Small Business Loans	$62,597,537	Discounted Cash Flow	Loss-Adjusted Discount Rate	3.21%-21.03% (11.14%)
			Projected Loss Rate	0.00%-89.38% (8.04%)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Loss-Adjusted Discount Rate	Decrease	Increase
Projected Loss Rate	Decrease	Increase

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Fund's Statement of Assets and Liabilities as of December 31, 2023:

	Asset Derivatives
Risk Exposure Statement	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk (Futures Contracts)*	Variation margin payable	$667,669

*	The value presented includes cumulative loss on open futures contracts; however the value reflected on the accompanying Statement of Assets and Liabilities is variation margin payable as of December 31, 2023.

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2023:

Risk Exposure	Statement of Operations Location	Realized Gain/Loss on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Interest rate risk (Futures contracts)	Net realized gain on futures contracts; Net change in unrealized appreciation/ depreciation on futures contracts	$(929,959)	$768,542

The futures contracts average notional amount during the six months ended December 31, 2023, is noted below.

Fund	Average Notional Amount of Futures Contracts
RiverNorth/DoubleLine Strategic Opportunity Fund	$8,132,083

4. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities other than debt representing leverage and any preferred stock that may be outstanding. For the six months ended December 31, 2023, the Adviser earned fees of $1,682,365, of which $286,585 remained payable at December 31, 2023. The Fund also paid the Adviser $14,515 in chief compliance officer ("CCO") fees, of which $12,514 remained payable at December 31, 2023.

Semi-Annual Report | December 31, 2023	51

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Fund with fund administration and fund accounting services. As compensation for its services to the Fund, ALPS receives an annual fee based on the Fund’s average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Fund’s custodian. Millennium Trust serves as a custodian for electronic loan documents related to the Alternative Credit Strategy.

DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser or Sub-Adviser, and the Fund has no employees except as noted below. For their services, the Directors of the Fund who are not employed by the Adviser or Sub-Adviser, receive an annual retainer in the amount of $16,500, and an additional $1,500 for attending each quarterly meeting of the Board. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Directors not employed by the Adviser or Sub-Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board. See Note 12 for additional information.

The CCO of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO's compensation.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

5. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.

6. CREDIT AGREEMENT

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such borrowings or issuance.

On December 16, 2016, the Fund entered into a $75,000,000 secured, revolving, evergreen credit facility with U.S. Bank National Association (“U.S. Bank”). The credit facility had a variable annual interest rate equal to one-month LIBOR plus 0.95 percent. The credit facility accrued a commitment fee equal to an annual rate of 0.10 percent on $75,000,000.

On April 1, 2022, the Fund entered into an amended $50,000,000 secured, revolving, evergreen credit facility with U.S. Bank, which was terminated on October 14, 2022. The amended credit facility had a variable annual interest rate equal to SOFR plus 1.10 percent. The amended credit facility accrued a commitment fee equal to an annual rate of 0.25 percent if the drawn amount was less than $37,500,000 and 0.125 percent if the drawn amount was $37,500,000 or more.

On August 1, 2023, the Fund entered into an additional credit agreement with BNP Paribas (“BNP Credit Agreement”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $25,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met.

Semi-Annual Report | December 31, 2023	53

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

The Fund did not utilize the BNP Credit Agreement for the six months ended December 31, 2023. There was no outstanding balance on the BNP Credit Agreement as of December 31, 2023.

7. TAX BASIS INFORMATION

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2023.

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2023, was as follows:

For the Year Ended June 30, 2023
Ordinary Income	$19,920,570
Ordinary Income Preferred	4,790,661
Return of Capital	12,963,911
Total	$37,675,142

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2023, net unrealized appreciation/(depreciation) of investments based on federal tax costs was as follows:

Cost of investments for income tax purposes	$398,233,318
Gross appreciation on investments (excess of value over tax cost)	11,595,654
Gross depreciation on investments (excess of tax cost over value)	(55,348,126)
Net unrealized depreciation on investments	$(43,752,472)

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is primarily attributable to wash sales, income adjustments on income-only securities and grantor trusts.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. The tax years since 2018 remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2023, excluding short-term investments, were as follows:

Purchases	Sales
$103,498,560	$103,099,296

Investment Transactions in long term U.S. Government Obligations for the six months ended December 31, 2023 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$45,074,484	$35,495,703

9. CUMULATIVE PERPETUAL PREFERRED STOCK

At December 31, 2023, the Fund had issued and outstanding 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared) and 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRB on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock on October 23, 2020 and 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock on November 22, 2021. The Series A Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.375% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series B Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.75% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to November 15, 2025, and is subject to mandatory redemption by the Fund in certain circumstances. The Series B Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to February 15, 2027, and is subject to mandatory redemption by the Fund in certain circumstances. On or after November 15, 2025, the Fund may redeem in whole, or from time to time in part, outstanding Series A Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption. On or after February 15, 2027, the Fund may redeem in whole, or from time to time in part, outstanding Series B Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption.

Semi-Annual Report | December 31, 2023	55

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

Series	First Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Estimated Fair Value
Series A	November 15, 2025	4.375%	2,400,000	$60,000,000	$43,752,000
Series B	February 15, 2027	4.750%	2,400,000	$60,000,000	$47,952,000

10. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which was initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

On August 12-13, 2020, August 10-11, 2021 and August 9-10, 2022, respectively, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund (the “Primary Subscription”). Record date shareholders received one right for each common share held on the Record Date ("Right"). For every three Rights held, a holder of the Rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all Rights initially issued to them in the Primary Subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at a subscription price that represented 92.5% to 97.5% of the reported NAV on the expiration date of each rights offering. Offering costs were charged to paid-in-capital upon the exercise of the Rights.

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
September 3, 2020	October 1, 2020	472,995	$13.88	$122,545
September 7, 2021	October 1, 2021	2,926,441	$14.48	$292,000
August 25, 2022	September 23, 2022	3,508,633	$9.70	$122,884

On April 7, 2021 and December 29, 2021, the Fund entered into a distribution agreement with ALPS Distributors, Inc. ("ADI"). Pursuant to the distribution agreement with ADI, the Fund may offer to sell up to 10,000,000 of the Fund's common stock from time to time through ADI.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2023 (Unaudited)

The shares of common stock issued, gross proceeds from the sales of shares, and commissions to ADI were as follows:

Year Ended	Shares of Common Stock Issued	Gross Proceeds	Commissions	Offering Costs	Net Proceeds
June 30, 2022	1,647,892	$25,745,539	$257,587	$41,019	$25,446,933
June 30, 2023	–	–	–	–	–

The Fund has issued and outstanding 22,971,194 shares of common stock at December 31, 2023.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

11. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2023, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 12, 2024	January 16, 2024	January 31, 2024	$0.1003
February 14, 2024	February 15, 2024	February 29, 2024	$0.1003

On February 14, 2024, the Board declared Series A and Series B preferred stock dividend in the amount of $0.27344 and $0.29688 per share, respectively, payable on February 15, 2024 to preferred shareholders of record on February 2, 2024 with an ex date of February 1, 2024.

Effective January 1, 2024, for their services, the Directors of the Fund who are not employed by the Adviser receive an annual retainer in the amount of $16,500, an additional fee of $2,000 for attending each quarterly meeting of the Board of Directors and an additional fee of $1,500 for each special meeting of the Board. In addition, the lead Independent Director receives an additional $1,333 annually, the Chair of the Audit Committee receives an additional $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $750 annually.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | December 31, 2023	57

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Dividend Reinvestment Plan	December 31, 2023 (Unaudited)

The Fund has an automatic dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of common shares elects to receive cash by contacting DST (the “Plan Administrator”), all dividends and distributions declared on common shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional common shares. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of common shareholders and may re-invest that cash in additional common shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the NAV per common share, the Plan Administrator will invest the Dividend amount in Newly Issued common shares on behalf of the participants. The number of Newly Issued common shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per common share on the payment date. If, on the payment date for any Dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s common shares are trading at a discount), the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the NAV per common share, the average per common share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued common shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common shares at the NAV per common share at the close of business on the Last Purchase Date.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Dividend Reinvestment Plan	December 31, 2023 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of common shares who hold their common shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of common shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. Participants that request a sale of common shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

Semi-Annual Report | December 31, 2023	59

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Additional Information	December 31, 2023 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund's Form N-PORT are available on the SEC's website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On September 15, 2023, the Fund held a Meeting of Stockholders to consider the proposals set forth below. The following votes were recorded:

Election of Patrick W. Galley as a Director of the Fund to a three-year term to expire at the Fund’s 2026 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	15,160,708	94.00%
Withheld	968,510	6.00%
Total	16,129,218	100.00%

Election of Jerry R. Raio as a Director of the Fund to a three-year term to expire at the Fund’s 2026 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	15,080,298	93.50%
Withheld	1,048,920	6.50%
Total	16,129,218	100.00%

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2023 (Unaudited)

Consideration of the Advisory Agreement

At a meeting (the “Meeting”) of the Board of Directors (the “Board” or the “Directors”) of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) held on November 6-7, 2023 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Directors”) considered the renewal of the advisory agreement between RiverNorth Capital Management, LLC (the “Adviser”) and the Fund (the “Advisory Agreement”). In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator, including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, a copy of the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Fund’s cumulative and annualized returns as compared to the Fund’s benchmark, the Fund’s fact sheet for the quarter ended September 30, 2023, a performance comparison of the Fund to other funds managed by the Adviser, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds provided by FUSE Research Network, LLC (“FUSE”). The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors at the Meeting, including during executive sessions with their independent legal counsel, in determining to renew the Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three month, one-year, three-year, five-year and since inception periods ended September 30, 2023. These returns were compared to the returns of Tactical-Flexible Allocation funds identified by FUSE (the “Performance Group”). The Board considered the Fund’s net asset value (“NAV”) and market price returns relative to the returns for funds in the Performance Group, noting that on a NAV basis, the Fund had outperformed the median of the Performance Group for the three-month period ended September 30, 2023 and underperformed the median of its Performance Group for the one-year, three-year, five-year and since inception periods ended September 30, 2023. Using market price returns, the Board observed that the Fund had underperformed the median of its Performance Group for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2023. The Directors also noted that on a NAV basis, the Fund had underperformed its benchmark for the one-year, three-year and since inception periods and outperformed its benchmark for the three-month period ended September 30, 2023. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser.

Semi-Annual Report | December 31, 2023	61

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2023 (Unaudited)

As to the comparative fees and expenses, the Directors considered the management and other fees paid by the Fund and compared those to the management and other fees paid by funds in FUSE’s Tactical-Flexible Allocation fund peer group (the “Expense Group”). The Directors also noted the fact that the fee payable to DoubleLine Capital, LP (the “Sub-Adviser”) is paid by the Adviser and not the Fund. The Board noted that the Fund’s annual net expense ratio was higher than the Expense Group median. The Directors also reviewed supplemental comparison materials provided by FUSE detailing the Fund’s contractual advisory fee and total net expense rankings against its peers calculated on the basis of each fund’s average managed assets to mitigate the distortions caused by differing levels of leverage.

The Board noted that the annual management fee for the Fund was above the median paid by the Expense Group but within the range of the fees paid by the funds in the Expense Group. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s unique investment strategy, the capabilities of the Adviser and the Sub-Adviser and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other funds to which the Adviser provides advisory or sub-advisory services. It was noted that, when launching a closed-end fund, such as the Fund, the Adviser covers the underwriting costs, which is a significant investment. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2023 (Unaudited)

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration of the Sub-Advisory Agreement

At the Meeting, the Board, including the Independent Directors, also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Sub-Adviser. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser and the Adviser, including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, information regarding the Sub-Adviser’s compliance programs and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in the executive session and at the Meeting in determining to renew the Sub-Advisory Agreement.

Semi-Annual Report | December 31, 2023	63

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2023 (Unaudited)

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Advisory Agreement.

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to the Sub-Adviser against the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Board, provides to the Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

64	(888) 848-7569 | www.rivernorth.com

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

DoubleLine Capital LP

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Millennium Trust Company

Independent Registered

Public Accounting Firm

KPMG LLP

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form, and additional details are provided in the Schedule of Investments attached as Exhibit 13(c) hereto.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	None.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable, due to no such purchases occurring during the period covered by this report.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act, and Rules 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	The Schedule of Investments is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 8, 2024

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 8, 2024